As Filed on May 20, 1997
                       Registration No. 333-23585

                 U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

___________________________FFTW  FUNDS, INC.________________________
          		(Exact Name of Registrant as Specified in Charter)

___________________________200 Park Avenue New York, New York 10166 ____
       		(Address of Principal Executive Offices) (Zip Code)

___________________________(212) 332-5211______________________________
        		(Registrant's Telephone Number, Including Area Code)

                  				William E. Vastardis, Secretary
                  				FFTW Funds, Inc.
                  				200 Park Avenue
                  				New York, New York 10166
        		(Name and Address of Agent for Service of Process)

             			Copies to:	Stephen J. Constantine, President
                      					FFTW Funds, Inc.
                      					200 Park Avenue
                      					New York, New York 10166


William Goodwin, Esq.	   		Alan M. Trager, President
Dechert Price & Rhoads			  AMT Capital Fund, Inc.
30 Rockerfeller Plaza			   600 Fifth Avenue, 26th Floor
New York, New York 10112		 New York, New York 10020

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

X      immediately upon filing pursuant to Rule 485(b)
_ on  November 1, 1996 pursuant to Rule 485(b)
_ 60 days after filing pursuant to Rule 485(a)
_ 75 days after filing pursuant to Rule 485(a)
_ on _____ pursuant to Rule 485(a)

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly no fee is payable herewith.


                           FFTW FUNDS, INC.

                       MONEY MARKET PORTFOLIO

                      PART C. OTHER INFORMATION


Item 15.		Indemnification

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940.


Item 16. 		Exhibits

(1)	  Articles of Incorporation, dated February 23, 1989, previously filed as Exhibit 1 to Registrant's Registration Statement on
      Form N-1A and incorporated herein by reference.
      (1a)	Articles of Amendment, dated July 1, 1991, previously filed as
      Exhibit 1(a) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(1b)	 Articles of Amendment, dated July 26, 1991, previously filed as Exhibit 1(a) to Post-Effective Amendment No. 5 to
      Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(1c)	 Articles Supplementary, dated February 16, 1993, previously filed as Exhibit 1(c) to Post-Effective Amendment No. 10 to
      Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(1d)	 Articles of Amendment, dated August 17, 1995, previously filed as Exhibit 1(d) to Post-Effective Amendment No. 20 to
      Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(1e)	 Articles of Amendment, dated December 11, 1996 previously
      filed as Exhibit 1(e) to Post-Effective Amendment No. 20 to
      Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(2)	  By-laws, previously filed as Exhibit 2 to Registrant's
      Registration Statement on Form N-1A and incorporated herein by reference.

(3)  	Not Applicable.

(4)  	Form of Agreement and Plan of Reorganization, previously
      filed on March 19, 1997 as Exhibit 4 to Registrant's
      Registration Statement on Form N-14 to the Registrant's
      Registration Statement, File No. 333-23585 and incorporated herein by reference.

(5) 		Not Applicable.

(6)(a)	Advisory Agreement between the Registrant (for the Money
      Market Portfolio) and Fischer Francis Trees & Watts, Inc., dated November 6, 1996, previously filed as Exhibit 5(r) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(7)(a)	Distribution Agreement between the Registrant and AMT Capital
      Services, Inc., dated February 1, 1995 previously filed as
      Exhibit 6a to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A and incorporated by reference herein.

(8) 		Not Applicable.

(9) 		Custodian Agreement between Registrant and Investors Bank &
      Trust Company, dated January 10, 1994, previously filed as
      Exhibit 8(d) to Post-Effective Amendment No. 13 to
      Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(10)		Not Applicable.

(11) 	Opinion and Consent of Dechert Price & Rhoads previously
      filed on March 19, 1997 as Exhibit 11 to Registrant's Registration Statement on Form N-14 to the Registrant's Registration Statement, File No. 333-23585 and incorporated herein by reference.

(12) 	Opinion of Dechert Price & Rhoads regarding certain tax
      matters and consequences to shareholders filed herewith.

(13)		Transfer Agency and Service Agreement between Registrant and
      Investors Bank & Trust Company, dated November 27, 1992, previously filed as Exhibit 8(c) to Post-Effective Amendment
      No. 9 to Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

(14) 	Consent of Ernst & Young LLP independent auditors for the
      Current and Successor Portfolios previously filed on April 2, 1997 as Exhibit 14 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14, File No. 333-2385, and incorporated herein by reference.

(15)		There are no financial statements omitted pursuant to Item 14(a)(1).

(16)		Not applicable.

(17)		Rule 24f-2 notice previously filed on February 28, 1997 and
      incorporated herein by reference.


Item 17	.	Undertakings

	(a)	The undersigned Registrant agrees that prior to any
public reoffering of the securities registered through the use of a prospectus which is a part of this Registration
Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items if the applicable form.

(b)	The undersigned Registrant agrees that every
prospectus that is filed under paragraph (a), above, will be filed as part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                             	SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 20th day of May, 1997.


                                    							FFTW FUNDS, INC.


                                     						By: /s Onder John Olcay
                                 					       	 Onder John Olcay
                                        						 Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature					                  Title	                            Date

/s/Stephen J. Constantine			    President and Director	       May 20, 1997
Stephen J. Constantine

/s Onder John Olcay             Chairman of the Board,        May 20, 1997
Onder John Olcay			             Chief Executive Officer

/s/John C Head III			           Director		                    May 20, 1997
John C Head III

/s/Lawrence B. Krause			        Director		                    May 20, 1997
Lawrence B. Krause

/s/Paul Meek				                Director		                    May 20, 1997
Paul Meek

/s/Stephen  P. Casper			        Treasurer 	                   May 20, 1997
Stephen  P. Casper